THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MARCH 31, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2007.

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03/31/07

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: CIBC World Markets Corp.
Address: 425 Lexington Avenue, Third Floor
         New York, NY 10017

13F File Number: 028-06918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Thibeault
Title: Chief Compliance Officer
Phone: 212-667-8352

Signature, Place, and Date of Signing:




____________________    	   New York, NY            11/13/07
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name



List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $159,595,000





List of Other Included Managers: NONE


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

SEAGATE TECHNOLOGY            SHS  G7945J104        616    26,500SH         26,500        0        0        26,500        0        0
ASM INTL N V                  COM  N07045102        655    29,577SH         29,577        0        0        29,577        0        0
AGCO CORP                     NOTE 001084AM4        437   395,000SH        395,000        0        0       395,000        0        0
ALBANY INTL CORP              NOTE 012348AC2      2,963  3000,000SH       3000,000        0        0      3000,000        0        0
ALEXION PHARMACEUTICALS INC   NOTE 015351AF6      3,020  1990,000SH       1990,000        0        0      1990,000        0        0
ALLIED WASTE INDS INC         COM  019589308        377    30,000SH         30,000        0        0        30,000        0        0
AMERICAN MED SYS HLDGS INC    NOTE 02744MAA6        635   500,000SH        500,000        0        0       500,000        0        0
AMERICAN TOWER CORP           NOTE 029912AR3      3,917  1967,000SH       1967,000        0        0      1967,000        0        0
AVATAR HLDGS INC              NOTE 053494AF7      1,411  1000,000SH       1000,000        0        0      1000,000        0        0
CBIZ INC                      NOTE 124805AB8        483   500,000SH        500,000        0        0       500,000        0        0
CV THERAPEUTICS INC           NOTE 126667AD6        760   900,000SH        900,000        0        0       900,000        0        0
CV THERAPEUTICS INC           NOTE 126667AF1      3,607  4500,000SH       4500,000        0        0      4500,000        0        0
COEUR D ALENE MINES CORP IDA  COM  192108108        818   199,600SH        199,600        0        0       199,600        0        0
COHERENT INC                  COM  192479103      1,130    35,700SH         35,700        0        0        35,700        0        0
CUBIST PHARMACEUTICALS INC    NOTE 229678AC1      3,435  3500,000SH       3500,000        0        0      3500,000        0        0
CYMER INC                     NOTE 232572AE7        619   600,000SH        600,000        0        0       600,000        0        0
DST SYS INC DEL               DBCV 233326AB3        549   338,000SH        338,000        0        0       338,000        0        0
DST SYS INC DEL               DBCV 233326AD9      1,898  1202,000SH       1202,000        0        0      1202,000        0        0
DIGITAL RIV INC               NOTE 25388BAB0      7,876  5864,000SH       5864,000        0        0      5864,000        0        0
DIODES INC                    NOTE 254543AA9      2,665  2848,000SH       2848,000        0        0      2848,000        0        0
EDWARDS LIFESCIENCES CORP     COM  28176E108      1,163    22,930SH         22,930        0        0        22,930        0        0
ELECTRONIC DATA SYS NEW       NOTE 285661AF1        444   420,000SH        420,000        0        0       420,000        0        0
EMCORE CORP                   NOTE 290846AC8      1,083  1085,000SH       1085,000        0        0      1085,000        0        0
ENZON PHARMACEUTICALS INC     NOTE 293904AE8      2,755  2565,000SH       2565,000        0        0      2565,000        0        0
EXPRESSJET HOLDINGS INC       NOTE 30218UAB4      4,797  5000,000SH       5000,000        0        0      5000,000        0        0
FEI CO                        NOTE 30241LAB5      2,757  2760,000SH       2760,000        0        0      2760,000        0        0
FEI CO                        NOTE 30241LAD1        708   519,000SH        519,000        0        0       519,000        0        0
FAIR ISAAC CORP               NOTE 303250AD6      3,680  3540,000SH       3540,000        0        0      3540,000        0        0
FINISAR                       NOTE 31787AAC5      3,933  3923,000SH       3923,000        0        0      3923,000        0        0
FORD MTR CO DEL               COM  345370860        627    79,600SH         79,600        0        0        79,600        0        0
GENERAL CABLE CORP DEL NEW    NOTE 369300AD0      1,220  1000,000SH       1000,000        0        0      1000,000        0        0
GENERAL MTRS CORP             DEB  370442717        867    38,000SH         38,000        0        0        38,000        0        0
GENZYME CORP                  NOTE 372917AN4      5,485  5320,000SH       5320,000        0        0      5320,000        0        0
HUMAN GENOME SCIENCES INC     NOTE 444903AK4      8,466  8800,000SH       8800,000        0        0      8800,000        0        0
HUTCHINSON TECHNOLOGY INC     NOTE 448407AE6        979  1000,000SH       1000,000        0        0      1000,000        0        0
INCYTE CORP                   COM  45337C102        329    50,025SH         50,025        0        0        50,025        0        0
INTEL CORP                    COM  458140100        224    11,700SH         11,700        0        0        11,700        0        0
INTERMUNE INC                 NOTE 45884XAC7      5,834  4575,000SH       4575,000        0        0      4575,000        0        0
INTERNATIONAL RECTIFIER CORP  NOTE 460254AE5      1,844  1853,000SH       1853,000        0        0      1853,000        0        0
JDS UNIPHASE CORP             NOTE 46612JAB7        243   265,000SH        265,000        0        0       265,000        0        0
JETBLUE AWYS CORP             DBCV 477143AC5      1,538  1540,000SH       1540,000        0        0      1540,000        0        0
LSI LOGIC CORP                NOTE 502161AJ1      4,078  3792,000SH       3792,000        0        0      3792,000        0        0
LINCARE HLDGS INC             DBCV 532791AB6      3,512  3568,000SH       3568,000        0        0      3568,000        0        0
LYONDELL CHEMICAL CO          COM  552078107        302    10,100SH         10,100        0        0        10,100        0        0
MANOR CARE INC NEW            NOTE 564055AK7        642   365,000SH        365,000        0        0       365,000        0        0
MEDAREX INC                   NOTE 583916AG6      4,444  3724,000SH       3724,000        0        0      3724,000        0        0
NEKTAR THERAPEUTICS           NOTE 640268AH1      2,141  2210,000SH       2210,000        0        0      2210,000        0        0
ON SEMICONDUCTOR CORP         NOTE 682189AD7      3,213  2220,000SH       2220,000        0        0      2220,000        0        0
OPENWAVE SYS INC              NOTE 683718AC4      4,830  5000,000SH       5000,000        0        0      5000,000        0        0
PMC-SIERRA INC                NOTE 69344FAD8      2,309  2135,000SH       2135,000        0        0      2135,000        0        0
PSS WORLD MED INC             NOTE 69366AAB6      3,252  2500,000SH       2500,000        0        0      2500,000        0        0
           PAGE TOTAL              51           115,570
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE MAR07
(COLUMN 1)               (COLUMN 2)(COLUMN 3) (COLUMN 4) (COLUMN 5)             (COLUMN 6)        (COLUMN 7)      (COLUMN 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE             FAIR MKT SHARES OR                                         SHARES   SHARES   SHARES
                               OF                 VALUE PRINCIPAL          SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO    (X$1000)    AMOUNT    P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  _________ ____________      ________ ________ ________      ________ ________ ________

PROTEIN DESIGN LABS INC       NOTE 74369LAF0      5,318  4835,000SH       4835,000        0        0      4835,000        0        0
RPM INTL INC                  NOTE 749685AK9     10,839 16936,000SH      16936,000        0        0     16936,000        0        0
RF MICRODEVICES INC           NOTE 749941AE0      1,238  1230,000SH       1230,000        0        0      1230,000        0        0
REGENERON PHARMACEUTICALS     NOTE 75886FAB3      2,007  1905,000SH       1905,000        0        0      1905,000        0        0
RICHARDSON ELECTRS LTD        NOTE 763165AE7        665   665,000SH        665,000        0        0       665,000        0        0
ROPER INDS INC NEW            NOTE 776696AA4      4,326  6172,000SH       6172,000        0        0      6172,000        0        0
SHUFFLE MASTER INC            COM  825549108        470    25,812SH         25,812        0        0        25,812        0        0
SIRIUS SATELLITE RADIO INC    COM  82966U103        483   151,731SH        151,731        0        0       151,731        0        0
TEVA PHARMACEUTICAL INDS LTD  ADR  881624209      1,669    44,600SH         44,600        0        0        44,600        0        0
TEVA PHARMACEUTICAL FIN CO B  NOTE 88165FAA0      2,448  2500,000SH       2500,000        0        0      2500,000        0        0
TRIZETTO GROUP INC            NOTE 896882AB3      1,252  1000,000SH       1000,000        0        0      1000,000        0        0
VALEANT PHARMACEUTICALS INTL  NOTE 91911XAB0      2,695  2920,000SH       2920,000        0        0      2920,000        0        0
VEECO INSTRS INC DEL          NOTE 922417AB6      1,530  1565,000SH       1565,000        0        0      1565,000        0        0
VERTEX PHARMACEUTICALS INC    NOTE 92532FAD2        237   238,000SH        238,000        0        0       238,000        0        0
VISHAY INTERTECHNOLOGY INC    NOTE 928298AF5        704   696,000SH        696,000        0        0       696,000        0        0
WMS INDS INC                  NOTE 929297AE9      4,610  2250,000SH       2250,000        0        0      2250,000        0        0
XM SATELLITE RADIO HLDGS INC  NOTE 983759AC5      3,534  4095,000SH       4095,000        0        0      4095,000        0        0
           PAGE TOTAL              17            44,025
          GRAND TOTAL              68           159,595

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